Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
13.	Leases

Right-of-use assets, net

The Group leases cars, computers, servers, printers, warehouses and buildings (Jafra distribution center and commercial venues) with different expiration dates, with the latest expiration date in 2034. These leases were recorded as right of use assets as follows:

	2025		2024	2023

Cost	Ps.	726,668	621,394	556,293
Accumulated depreciation		(390,080)	(307,371)	(194,732)

	Ps.	336,588	314,023	361,561
	As of December 31, 2024		Additions	Disposals	Foreign currency translation	As of December 31, 2025

Vehicles	Ps.	183,974	60,748	(1,790)	(1,649)	241,283
Buildings		234,433	428	(57,825)	(7,504)	169,532
Warehouses		127,369	96,644	-	(5,299)	218,714
Office furniture and equipment		8,828	1,935	(397)	-	10,366
Computer equipment		66,790	19,983	-	-	86,773

Cost	Ps.	621,394	179,738	(60,012)	(14,452)	726,668

	As of December 31, 2024		Additions	Disposals	Foreign currency translation	As of December 31, 2025

Vehicles	Ps.	(75,716)	(56,154)	168	1,080	(130,622)
Buildings		(80,393)	(28,633)	40,922	3,955	(64,149)
Warehouses		(90,544)	(30,703)	-	5,041	(116,206)
Office furniture and equipment		(5,569)	(3,178)	275	-	(8,472)
Computer equipment		(55,149)	(15,482)	-	-	(70,631)

Accumulated depreciation	Ps.	(307,371)	(134,150)	41,365	10,076	(390,080)

	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Vehicles	Ps.	137,408	65,109	(20,809)	2,266	183,974
Buildings		225,936	-	(2,430)	10,927	234,433
Warehouses		117,854	4,036	(761)	6,240	127,369
Office furniture and equipment		8,395	433	-	-	8,828
Computer equipment		66,700	2,122	(2,032)	-	66,790

Cost	Ps.	556,293	71,700	(26,032)	19,433	621,394

	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Vehicles	Ps.	(54,394)	(38,996)	18,999	(1,325)	(75,716)
Buildings		(40,178)	(33,812)	(2,344)	(4,059)	(80,393)
Warehouses		(59,919)	(26,560)	-	(4,065)	(90,544)
Office furniture and equipment		(2,919)	(2,650)	-	-	(5,569)
Computer equipment		(37,322)	(18,967)	1,140	-	(55,149)

Accumulated depreciation	Ps.	(194,732)	(120,985)	17,795	(9,449)	(307,371)
	As of January 1, 2023		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2023

Vehicles	Ps.	107,542		49,934	(18,206)	(1,862)	137,408
Buildings		94,616		139,645	-	(8,325)	225,936
Warehouses		119,903		2,718	-	(4,767)	117,854
Office furniture and equipment		8,151		3,172	(2,928)	-	8,395
Computer equipment		51,612		15,088	-	-	66,700

Cost	Ps.	381,824		210,557	(21,134)	(14,954)	556,293

	As of January 1, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Vehicles	Ps.	(20,918)	(41,266)	6,275	1,515	(54,394)
Buildings		(12,947)	(30,306)	1,647	1,428	(40,178)
Warehouses		(35,275)	(26,158)	-	1,514	(59,919)
Office furniture and equipment		(1,346)	(2,651)	1,078	-	(2,919)
Computer equipment		(17,773)	(19,549)	-	-	(37,322)

Accumulated depreciation	Ps.	(88,259)	(119,930)	9,000	4,457	(194,732)

The depreciation of assets for rights of use for the years ended December 31, 2025, 2024 and 2023 amounted to Ps. 134,150, Ps. 120,985 and Ps. 119,930, respectively, of which the amount of Ps. 130,192, Ps. 116,939, and Ps. 117,546, respectively, are presented in operating expenses and the remainder in cost of sales in the consolidated statement of income and other comprehensive income.

As of December 31, 2025, 2024 and 2023, the Group has master lease contracts for computers, servers, cars, BWM’s corporate office, Jafra Mexico’s distribution center, office equipment (printers), and premises in different regions.

As of December 31, 2025, 2024 and 2023, Betterware leased warehouses, offices, commercial space, and equipment, used in normal operations of the Group’s companies, to which the short-term exemption was applied, considering that the lease term was for less than one year. The rental expense for the years ended December 31, 2025, 2024 and 2023, amounted to Ps. 51,162, Ps. 34,111 and Ps. 15,295, respectively.

Lease liability

The lease liabilities as of December 31, 2025, 2024 and 2023 are described below.

Lease liability
Balance as of January 1, 2023	Ps.	291,908
Lease additions (1)		210,557
Lease disposals (1)		(12,298)
Rent payments (principal and interest) (2)		(123,241)
Foreign currency translation (1)		(12,526)
Interest expense (1)		34,321
Balance as of December 31, 2023		388,721
Lease additions (1)		71,700
Lease disposals (1)		(7,849)
Rent payments (principal and interest) (2)		(155,361)
Foreign currency translation (1)		13,009
Interest expense (1)		34,375
Balance as of December 31, 2024		344,595
Lease additions (1)		179,738
Lease disposals (1)		(23,515)
Rent payments (principal and interest) (2)		(169,904)
Foreign currency translation (1)		(6,515)
Interest expense (1)		32,306
Balance as of December 31, 2025	Ps.	356,705

(1)	Changes that do not represent cash flow
(2)	Changes that represent cash flow

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2026	Ps	158,399
2027		100,089
2028		51,287
2029		40,159
2030-2034		90,235

	Ps	440,169